UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  10/14/03

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		72


Form 13F information table value total (x$1000): $791,851


List of other included managers:  zero

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                                                         Artemis Investment Management
                                                                   FORM 13F
                                                              September 30, 2003


Name of        Title                  Value       Shares/   Sh/  Put/  Invstmt   Other   Voting Authority
Issuer        of Class     Cusip     (x$1000)     Pm Amt    Pm   Call  Dscretn   Mgers    Sole   Shared   None
--------------------------------   ----------------  ---------  --------  --------  ---    ----

3Com             COM     885535104       983    166,290.00  SH         Sole             166,290.00
AGCO Corp.       COM     001084102     7,797    454,900.00  SH         Sole             454,900.00
Acxiom Corp      COM     005125109    16,108  1,022,700.00  SH         Sole           1,022,700.00
Affymetrix       COM     00826T108    19,743    940,600.00  SH         Sole             940,600.00
American Italian
Pasta            COM     027070101    19,937    515,300.00  SH         Sole             515,300.00
American Tower   COM     029912201    17,141  1,688,750.00  SH         Sole           1,688,750.00
Anixter Intl     COM     035290105    11,301    496,320.00  SH         Sole             496,320.00
Arris Group      COM     04269Q100    10,719  1,864,100.00  SH         Sole           1,864,100.00
Belo Corp.       COM     080555105       540     22,255.00  SH         Sole              22,255.00
Bombay Co Inc    COM     097924104    10,534  1,069,400.00  SH         Sole           1,069,400.00
Charles River
Laboratories     COM     159864107       426     13,865.00  SH         Sole              13,865.00
Cheesecake
Factory Inc.     COM     163072101       432     11,895.00  SH         Sole              11,895.00
Circuit City     COM     172737108    25,134  2,637,330.00  SH         Sole           2,637,330.00
Cree, Inc        COM     225447101    16,744    904,100.00  SH         Sole             904,100.00
Crown Holdings   COM     228368106    17,911  2,653,505.00  SH         Sole           2,653,505.00
DRS Tech         COM     23330X100     7,875    326,350.00  SH         Sole             326,350.00
Deere & Co.      COM     244199105       996     18,680.00  SH         Sole              18,680.00
Devon Energy     COM     25179M103       873     18,115.00  SH         Sole              18,115.00
Eaton Corp.      COM     278058102       958     10,810.00  SH         Sole              10,810.00
Elizabeth Arden  COM     28660G106    13,415    814,000.00  SH         Sole             814,000.00
Emcor Group      COM     29084Q100    20,901    491,200.00  SH         Sole             491,200.00
Emmis Commun     COM     291525103       795     39,300.00  SH         Sole              39,300.00
Entercom Commun  COM     293639100    18,298    408,250.00  SH         Sole             408,250.00
FMC Tech.        COM     30249U101    19,837    926,100.00  SH         Sole             926,100.00
Fisher ScientificCOM     338032204    21,036    530,000.00  SH         Sole             530,000.00
Fleetwood
Enterprises      COM     339099103    17,115  1,846,300.00  SH         Sole           1,846,300.00
Foot Locker      COM     344849104    26,199  1,617,200.00  SH         Sole           1,617,200.00
Gannett Co.      COM     364730101     1,002     12,925.00  SH         Sole              12,925.00
Genesco          COM     371532102    11,388    709,100.00  SH         Sole             709,100.00
Getty Images     COM     374276103    19,216    546,520.00  SH         Sole             546,520.00
Guidant Corp.    COM     401698105       895     19,100.00  SH         Sole              19,100.00
Hilb Rogal &
Hamilton         COM     431294107    25,611    825,100.00  SH         Sole             825,100.00
ICN Pharmaceut.  COM     448924100    20,961  1,221,500.00  SH         Sole           1,221,500.00
Intl Business    COM     459200101       453      5,125.00  SH         Sole               5,125.00
Intl Flav & Frag COM     459506101       994     30,035.00  SH         Sole              30,035.00
JB Hunt
Transport        COM     445658107     1,054     40,260.00  SH         Sole              40,260.00
Kemet Corp       COM     488360108     9,833    771,800.00  SH         Sole             771,800.00
LCC Intl. Inc.   COM     501810105     2,709    528,000.00  SH         Sole             528,000.00
La Quinta        COM     50419U202     9,252  1,485,000.00  SH         Sole           1,485,000.00
Masco Corp       COM     574599106       931     38,030.00  SH         Sole              38,030.00
Mattel Inc.      COM     577081102       886     46,730.00  SH         Sole              46,730.00
Medco Health
Solutions Inc.   COM     58405U102       957     36,900.00  SH         Sole              36,900.00
Medicines Co     COM     584688105     8,763    337,700.00  SH         Sole             337,700.00
Mettler Toledo
International    COM     592688105    19,931    554,400.00  SH         Sole             554,400.00
Minerals Tech.   COM     603158106    22,296    438,030.00  SH         Sole             438,030.00
Nextel Partners  COM     65333F107     8,577  1,092,600.00  SH         Sole           1,092,600.00
Nissan Motor Co  COM     654744408       964     44,385.00  SH         Sole              44,385.00
O'Reilly Auto.   COM     686091109    20,479    556,500.00  SH         Sole             556,500.00
Openwave Systems COM     683718100    13,459  3,196,900.00  SH         Sole           3,196,900.00
Pacer Intl. Inc  COM     69373H106    21,236  1,061,800.00  SH         Sole           1,061,800.00
Pactiv Corp.     COM     695257105     1,001     49,370.00  SH         Sole              49,370.00
Pall Corp.       COM     696429307    22,604  1,007,300.00  SH         Sole           1,007,300.00
Pfizer, Inc.     COM     717081103       777     25,590.00  SH         Sole              25,590.00
Pharmaceutical
Product          COM     717124101       453     18,885.00  SH         Sole              18,885.00
Development
Power-One Inc    COM     739308104    14,069  1,351,500.00  SH         Sole           1,351,500.00
Regal Enter. Grp COM     758766109    18,831  1,012,400.00  SH         Sole           1,012,400.00
Regeneration TechCOM     75886N100    10,602  1,177,960.00  SH         Sole           1,177,960.00
Semtech Corp     COM     816850101    19,554  1,056,400.00  SH         Sole           1,056,400.00
Sherwin Williams COM     824348106       897     30,490.00  SH         Sole              30,490.00
Sicor Inc        COM     825846108    11,771    609,600.00  SH         Sole             609,600.00
Smithfield Foods COM     832248108    20,338  1,059,295.00  SH         Sole           1,059,295.00
Southwest BancorpCOM     84476R109    11,921    326,700.00  SH         Sole             326,700.00
Tier Tech.       COM     88650Q100     7,712    865,500.00  SH         Sole             865,500.00
Triad Hospitals  COM     89579K109    24,836    820,215.00  SH         Sole             820,215.00
Tribune Co.      COM     896047107       873     19,015.00  SH         Sole              19,015.00
Varian Inc.      COM     922206107    22,674    722,800.00  SH         Sole             722,800.00
Vistacare        COM     92839Y109       398     12,585.00  SH         Sole              12,585.00
W Holding        COM     929251106    16,219    906,100.00  SH         Sole             906,100.00
Werner Enter.    COM     950755108    20,261    882,465.00  SH         Sole             882,465.00
Willis Group     COM     G96655108       924     30,045.00  SH         Sole              30,045.00
Wyeth            COM     983024100       987     21,420.00  SH         Sole              21,420.00
Zoran Corp.      COM     98975F101    18,558    948,300.00  SH         Sole             948,300.00
TOTAL PORTFOLIO
REPORT SUMMARY    72                  791,851

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